First Trust Dow Jones Select MicroCap Index Fund Investment Strategy - First Trust Dow Jones Select MicroCap Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is composed entirely of micro-capitalization companies as defined by the Index Provider. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. The Index measures the performance of U.S. micro-cap companies meeting specific size, liquidity, and fundamental eligibility criteria. According to the Index Provider, all stocks with a full market capitalization equal to or less than the micro-cap market capitalization threshold in the Dow Jones U.S. Total Stock Market Index comprise the Index’s initial universe. At each rebalancing, the Index selects constituents from the eligible universe based on size, trading volume, and financial indicators. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Securities must satisfy all three of the following to be eligible for Index inclusion: ●Be within the top 1,000 stocks by full market capitalization ●Be within the top 1,000 stocks by three-month average value traded ●Be within the top 1,500 stocks by one-month average value traded The remaining eligible universe is ranked by each of the five ratios below. Stocks that rank within the specified range on at least one of these ratios are excluded. Individual securities for which the specified financial ratio or return data is not available are not included as part of the corresponding ranking. ●Trailing P/E ratio (highest 20% are excluded) ●Trailing price/sales ratio (highest 20% are excluded) ●Per-share profit change for the previous quarter (lowest 20% are excluded) ●Operating profit margin (lowest 20% are excluded) ●Six-month total return (lowest 20% are excluded) Once this exclusion process is complete, any remaining stocks with a negative or missing P/E ratio or negative operating profit margin are excluded. Any remaining securities are selected for inclusion in the Index and are weighted based on float-adjusted market capitalization. Float-adjusted market capitalization reflects what the Index Provider believes to be the outstanding shares minus non-publicly held shares multiplied by the market price. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 150 securities and the Fund had significant investments in financial companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 150 securities and the Fund had significant investments in financial companies, although this may change from time to time.